Provisions - Summary of Economic Assumptions- Retroactive Unemployment Plan (Detail) - Retroactive unemployment plan [member]	Dec. 31, 2019	Dec. 31, 2018
Provisions [line items]
Discount rate	5.50%	5.75%
Expected rate of salary increases	5.50%	5.70%
Inflation rate	3.00%	3.20%